Subsequent Events (Details)														1 Months Ended	6 Months Ended		8 Months Ended
	Nov. 10, 2021 USD ($) shares	Oct. 13, 2021 USD ($)	Oct. 11, 2021 Miningrig Batch	Sep. 02, 2021 USD ($) Antminer Batch	Aug. 31, 2021 USD ($) Antminer Batch	Aug. 27, 2021 USD ($) $ / shares shares	Jul. 15, 2021 USD ($)	Jul. 08, 2021 USD ($) $ / shares shares	Mar. 05, 2021 USD ($) $ / shares shares	Mar. 04, 2021 USD ($) $ / shares shares	Feb. 08, 2021 USD ($)	Feb. 01, 2021	Jan. 07, 2021 USD ($) shares	Oct. 31, 2020 shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Nov. 09, 2021 USD ($)	Jul. 31, 2021 $ / shares	Jan. 31, 2021 $ / shares shares
Subsequent Events (Details) [Line Items]
Expected delivery starting month and year																	2022-01
Expected delivery ending month and year																	2022-12
Common stock, par value | $ / shares																	$ 0.001		$ 0.001	$ 0.001
Common stock shares subscribed but unissued | shares													500							500
Common stock value subscriptions													$ 5
Purchase obligation																	$ 399,495,151
Deposits Assets																	$ 74,345,864
GOOD WORKS ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value | $ / shares															$ 0.001	$ 0.001
Shares of common stock issued (in Shares) | shares														562,500	750,000	750,000
Value of per share | $ / shares																$ 10.00
Proceeds in trust account and additional PIPE funding																$ 25,000
Subscription agreements description																an aggregate of 5,000,000 shares of Good Works Common Stock in exchange for a benefit-in-kind commitment as payment for such shares (the “Bitfury Private Placement”) pursuant to a subscription agreement with Good Works (the “Bitfury Subscription Agreement”). Bitfury agreed to cause BHBV to discount the Service Fees (as that term is defined in the Master Service and Supply Agreement, “MSSA”) charged by BHBV under the MSSA as follows: that the first $200,000,000 of Service Fees payable by Cipher to BHBV under the MSSA described above shall be subject to a discount of 25%, to be applied at the point of invoicing and shown as a separate line item on each relevant invoice. For the avoidance of doubt, when the aggregate value of such discount reaches $50,000,000, such discount shall automatically cease to apply. Such discount shall constitute BHBV’s benefit-in-kind commitment as payment on behalf of its parent entity, for the issuance of the 5,000,000 shares of Good Works Common Stock pursuant to the Bitfury Private Placement.
Merger Agreement [Member] | Bitfury Top HoldCo [Member]
Subsequent Events (Details) [Line Items]
Common stock shares subscribed but unissued | shares										6,000,000
Common stock value subscriptions										$ 60,000,000
Bitmain Technologies Limited [Member]
Subsequent Events (Details) [Line Items]
Expected delivery starting month and year																	2022-01
Expected delivery ending month and year																	2022-09
Purchase obligation																	$ 171,135,000
Deposits Assets																	$ 49,656,000
Bitfury Top HoldCo [Member]
Subsequent Events (Details) [Line Items]
Converted into the right to receive shares (in Shares) | shares													200,000,000
Common stock shares subscribed but unissued | shares													500
Common stock value subscriptions													$ 5
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Agreement term												5 years
Percentage of voting interest In combined entity										75.00%
Subsequent Event [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Subscription discount								25.00%
Aggregate of shares (in Shares) | shares								5,000,000
Purchase price of per share | $ / shares								$ 10.00
Cash payment								$ 50,000,000
Operating expenses							$ 100,000
Subsequent Event [Member] | Bitfury Top HoldCo [Member]
Subsequent Events (Details) [Line Items]
Value of per share | $ / shares						$ 10.00
Additional common stock shares subscribed but unissued | shares						1,000,000
Additional common stock shares subscriptions						$ 10,000,000
Common stock shares subscribed but unissued | shares						6,000,000
Common stock value subscriptions						$ 60,000,000
Number of option days in which additional shares to be purchased from closing of business combination						14 days
Subsequent Event [Member] | Merger Agreement [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value | $ / shares									$ 0.001
Subsequent Event [Member] | Bitmain Agreement [Member]
Subsequent Events (Details) [Line Items]
Purchase obligation					$ 171,135,000
Number of antminers to be purchased | Antminer					27,000
Number of batches | Batch					9
Batches delivery starting month year					2022-01
Batches delivery ending month year					2022-09
Deposits Assets					$ 49,656,000
Subsequent Event [Member] | Bitmain Agreement [Member] | Purchase Obligation Payable Condition One [Member]
Subsequent Events (Details) [Line Items]
Percentage of purchase obligation to be paid from date of execution of agreement					25.00%
Number of days from execution of agreement In which purchase obligation to be paid					5 days
Subsequent Event [Member] | Bitmain Agreement [Member] | Purchase Obligation Payable Condition Two [Member]
Subsequent Events (Details) [Line Items]
Percentage of purchase obligation to be paid per batch prior to each delivery					35.00%
Prior period to each delivery In which purchase obligation to be paid					5 months
Subsequent Event [Member] | Bitmain Agreement [Member] | Purchase Obligation Payable Condition Three [Member]
Subsequent Events (Details) [Line Items]
Percentage of purchase obligation to be paid per batch prior to each delivery					40.00%
Prior period to each delivery In which purchase obligation to be paid					15 days
Subsequent Event [Member] | Super Acme Agreement [Member]
Subsequent Events (Details) [Line Items]
Purchase obligation				$ 222,400,800
Number of antminers to be purchased | Antminer				60,000
Number of batches | Batch				6
Deposits Assets				$ 22,240,080
Number of days from agreement In which deposit to be deposited				10 days
Subsequent Event [Member] | Agreement with Service Provider for Public Relations Services [Member]
Subsequent Events (Details) [Line Items]
Agreement term											1 year
Subsequent Event [Member] | Agreement with Service Provider for Public Relations Services [Member] | Service Provider Payment Period for First Two Months [Member]
Subsequent Events (Details) [Line Items]
Service provider monthly payment											$ 35,000
Subsequent Event [Member] | Agreement with Service Provider for Public Relations Services [Member] | Service Provider Payment Period Subsequent to First Two Months [Member]
Subsequent Events (Details) [Line Items]
Service provider monthly payment											$ 20,000
Subsequent Event [Member] | Power and Hosting Arrangements [Member]
Subsequent Events (Details) [Line Items]
Ownership Percentage												51.00%
Subsequent Event [Member] | Power and Hosting Arrangements [Member] | Counter Party [Member]
Subsequent Events (Details) [Line Items]
Ownership Percentage												49.00%
Subsequent Event [Member] | Incentive Award Plan | Mr. Tyler Page | Restricted Stock Units
Subsequent Events (Details) [Line Items]
Share-based compensation arrangement award fully vested upon grant | shares	5,676,946
Share-based compensation arrangement award granted | shares	7,096,183
Subsequent Event [Member] | Incentive Award Plan | Mr. Tyler Page | Service-Based RSUs
Subsequent Events (Details) [Line Items]
Share-based compensation arrangement award granted | shares	2,838,473
Subsequent Event [Member] | Incentive Award Plan | Mr. Tyler Page | Service-Based RSUs | Tranche One
Subsequent Events (Details) [Line Items]
Vesting date	Jan. 01, 2022
Subsequent Event [Member] | Incentive Award Plan | Mr. Tyler Page | Service-Based RSUs | Tranche Two
Subsequent Events (Details) [Line Items]
Vesting date	Jan. 01, 2023
Subsequent Event [Member] | Incentive Award Plan | Mr. Tyler Page | Service-Based RSUs | Tranche Three
Subsequent Events (Details) [Line Items]
Vesting date	Jan. 01, 2024
Subsequent Event [Member] | Incentive Award Plan | Mr. Tyler Page | Service-Based RSUs | Tranche Four
Subsequent Events (Details) [Line Items]
Vesting date	Jan. 01, 2025
Subsequent Event [Member] | Incentive Award Plan | Mr. Tyler Page | Performance-Based RSUs
Subsequent Events (Details) [Line Items]
Share-based compensation arrangement award granted | shares	4,257,710
Subsequent Event [Member] | Incentive Award Plan | Mr. Tyler Page | Performance-Based RSUs | Tranche One
Subsequent Events (Details) [Line Items]
Vesting rights percentage	0.3333%
Share-based compensation award vest upon achievement of maximum market capitalization	$ 5,000,000,000
Award lookback period	30 days
Subsequent Event [Member] | Incentive Award Plan | Mr. Tyler Page | Performance-Based RSUs | Tranche Two
Subsequent Events (Details) [Line Items]
Vesting rights percentage	0.3333%
Share-based compensation award vest upon achievement of maximum market capitalization	$ 7,500,000,000
Award lookback period	30 days
Subsequent Event [Member] | Incentive Award Plan | Mr. Tyler Page | Performance-Based RSUs | Tranche Three
Subsequent Events (Details) [Line Items]
Vesting rights percentage	0.3333%
Share-based compensation award vest upon achievement of maximum market capitalization	$ 10,000,000,000
Award lookback period	30 days
Subsequent Event [Member] | Incentive Award Plan | Mr. Edward Farrell | Restricted Stock Units
Subsequent Events (Details) [Line Items]
Share-based compensation arrangement award granted | shares	936,696
Subsequent Event [Member] | Incentive Award Plan | Mr. Edward Farrell | Restricted Stock Units | Tranche One
Subsequent Events (Details) [Line Items]
Vesting date	Jan. 01, 2022
Subsequent Event [Member] | Incentive Award Plan | Mr. Edward Farrell | Restricted Stock Units | Tranche Two
Subsequent Events (Details) [Line Items]
Vesting date	Jan. 01, 2023
Subsequent Event [Member] | Incentive Award Plan | Mr. Edward Farrell | Restricted Stock Units | Tranche Three
Subsequent Events (Details) [Line Items]
Vesting date	Jan. 01, 2024
Subsequent Event [Member] | Incentive Award Plan | Mr. Edward Farrell | Restricted Stock Units | Tranche Four
Subsequent Events (Details) [Line Items]
Vesting date	Jan. 01, 2025
Subsequent Event [Member] | Bitmain Technologies Limited [Member]
Subsequent Events (Details) [Line Items]
Deposits Assets																		$ 11,400,000
Subsequent Event [Member] | Bitfury Top HoldCo [Member]
Subsequent Events (Details) [Line Items]
Number of batches in which mining rigs are delivered | Batch			7
Expected delivery starting month and year			2022-06
Expected delivery ending month and year			2022-12
Advance payment paid		$ 10,000,000.0
Subsequent Event [Member] | Minimum | Bitfury Top HoldCo [Member]
Subsequent Events (Details) [Line Items]
Number of mining rigs to be purchased | Miningrig			28,000
Subsequent Event [Member] | Maximum | Bitfury Top HoldCo [Member]
Subsequent Events (Details) [Line Items]
Number of mining rigs to be purchased | Miningrig			56,000
Good Works common stock [Member] | Subscription Agreements [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Aggregate of shares (in Shares) | shares																37,500,000
Purchase price of per share | $ / shares																$ 10.00
Cash payment																$ 375,000,000
Good Works common stock [Member] | Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value | $ / shares										$ 0.001
Converted into the right to receive shares (in Shares) | shares										400,000
Good Works common stock [Member] | Subsequent Event [Member] | Merger Agreement [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value | $ / shares									$ 0.001
Converted into the right to receive shares (in Shares) | shares									(400,000)
Shares of common stock issued (in Shares) | shares									(200,000,000)
Value of per share | $ / shares									$ (10.00)
Proceeds in trust account and additional PIPE funding									$ 400,000,000
Good Works common stock [Member] | Subsequent Event [Member] | Subscription Agreements [Member]
Subsequent Events (Details) [Line Items]
Aggregate of shares (in Shares) | shares										37,500,000
Cash payment										$ 375,000,000
Good Works common stock [Member] | Subsequent Event [Member] | Subscription Agreements [Member] | Bitfury Top HoldCo [Member]
Subsequent Events (Details) [Line Items]
Common stock shares subscribed but unissued | shares										5,000,000